BORROWINGS	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
BORROWINGS	BORROWINGS

	As At June 30,	As At December 31,
	2022	2021
Non-current	—	—
Current	6,107	5,944
Total	6,107	5,944
For the three months ended June 30, 2022 and 2021, the Group paid interest of $Nil and $Nil, respectively, on the term loan.
For the six months ended June 30, 2022 and 2021, the Group paid interest of $120 and $121, respectively, on the term loan.